Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Great-West SecureFoundation Lifetime 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Great-West SecureFoundation® Lifetime 2035 Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation and income consistent with its current asset allocation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not describe the fees, expenses or withdrawal charges imposed by the Guarantee (“Guarantee Benefit Fee”), which is described in a separate prospectus or disclosure statement describing the Guarantee, or the fees and expenses of any Permitted Account. If the Guarantee Benefit Fee or fees and expenses of any Permitted Account were reflected, the fees and expenses shown would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Institutional Class shares because the class has not yet commenced operations.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees, expenses or withdrawal charges of the Guarantee Benefit Fee, or the fees and expenses of any Permitted Account. If the Guarantee Benefit Fee or fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Below is a summary of the principal investment strategies of the Fund.

The Fund seeks to achieve its objective by investing in a professionally selected mix of Underlying Funds that is tailored for investors planning to retire in, or close to, 2035 (which is assumed to be at age 65). The Fund is designed for investors who plan to withdraw the value of their account in the Fund gradually after retirement. Depending on its proximity to 2035, the Fund employs a combination of investments among Underlying Funds in order to emphasize, as appropriate, growth, income and/or preservation of capital. The Fund currently expects (as of the date of this Prospectus) to invest 60-80% of its net assets in Underlying Funds that invest primarily in equity securities and 20-40% of its net assets in Underlying Funds that invest primarily in fixed income securities. The Fund may also invest in the GWL&A Contract. Over time until 2025, the Fund’s asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering the potential for growth. Beginning in 2025, it is anticipated that the asset allocation between equity and fixed income investments will become relatively static, and that the Fund will invest 50-70% of its net assets in Underlying Funds that invest primarily in equity securities and 30-50% of its net assets in Underlying Funds that invest primarily in fixed income securities.

GWCM uses asset allocation strategies to allocate assets among asset classes and the Underlying Funds. The Fund currently invests primarily in Underlying Funds designed to track the performance of a specified securities index (“Index Funds”). Each Underlying Fund has its own investment objectives and strategies and may hold a wide range of securities and other instruments in its portfolio, including, without limitation, U.S. and foreign equities (including those from emerging markets), fixed income securities, derivatives, and short-term investments. The following table shows the Fund’s target allocation for the various asset classes and the Underlying Funds in which the Fund expects to invest as of the date of this Prospectus:
Large Cap	25.87%	International	18.94%
Great-West S&P 500® Index Fund Institutional		Great-West International Index Fund Institutional
Mid Cap	11.09%	Emerging Markets	6.54%
Great-West S&P Mid Cap 400® Index Fund Institutional		Northern Emerging Markets Equity Index Fund
Small Cap	7.54%	Bond	25.63%
Great-West S&P Small Cap 600® Index Fund Institutional		Great-West Bond Index Fund Institutional
		Short-Term Bond	4.39%
		GWL&A Contract

The Fund will rebalance its holdings of the Underlying Funds on a periodic basis to maintain the appropriate asset allocation. GWCM reviews asset class allocations, Underlying Fund allocations, and the Underlying Funds themselves on a quarterly basis, or more frequently as deemed necessary. GWCM may add or delete asset classes, and add or delete Underlying Funds at any time and without shareholder notice or approval.

The following chart illustrates the Fund’s target asset allocation among U.S. equity, foreign equity, and fixed income asset classes as of the date of this Prospectus. The chart represents the asset allocation path (the “glide path”) that the Fund follows to become more conservative until 2025. The glide path reflects the declining percentage of equities in the Fund as it approaches 2025. The glide path provides for more exposure to equities for investors further from retirement and more exposure to fixed income securities for investors nearing retirement.

The illustration reflects the Fund’s neutral allocations (without any tactical adjustments by GWCM). The Fund’s actual asset allocation may differ from this illustration to reflect GWCM’s tactical adjustments to the asset mix based on market outlook or other factors. GWCM periodically reviews the asset allocations and may change target asset allocations or deviate from the target asset allocations at any time without shareholder notice or approval.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Below is a summary of the principal investment risks of investing in the Fund. These risks are presented in an order that reflects GWCM’s current assessment of relative importance, but this assessment could change over time as the Fund’s portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

Fund-of-Funds Structure Risk
  Since the Fund invests directly in the Underlying Funds, all risks associated with the eligible Underlying Funds apply to the Fund. To the extent the Fund invests more of its assets in one Underlying Fund than another, the Fund will have greater exposure to the risks of that Underlying Fund.
  Since the Fund invests in Underlying Funds, you will bear your proportionate share of expenses of the Fund and indirectly of the Underlying Funds, resulting in an additional layer of expenses.
  The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the net asset value of the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Target Date Fund Risk - The year in the Fund name refers to the approximate year (the target date) when an investor in the Fund is planning to retire (or otherwise begin using the invested funds). The Fund’s asset allocation is adjusted to become more conservative based on its target date. If an investor chooses to retire significantly earlier or later than the target date, a different asset allocation may be more appropriate. An investment in a target date fund is not guaranteed at any time, including on or after the target date. Investors should periodically monitor the portfolio to ensure it is in line with their current situation.

Single Issuer Risk - The GWL&A Contract in which the Fund invests has a stable principal value and pays a fixed rate of interest to the Fund. Both the principal and a minimum rate of interest are guaranteed by GWL&A. However, if GWL&A becomes unable to meet this guarantee, the Fund may lose money from unpaid principal or unpaid or reduced interest.

Conflict of Interest Risk - GWCM may be subject to conflicts of interest because its affiliate, GWL&A, is the issuer of the Guarantee that you are required to purchase if you invest in the Fund.

The following are risks associated with Underlying Fund investments that may indirectly result in a loss of your investment in a Fund. There can be no assurance that an Underlying Fund will achieve its investment objective.

Equity Securities Risk - The value of the stocks and other securities owned by the Underlying Funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.

Market Risk - The value of an Underlying Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting specific issuers held by an Underlying Fund, particular industries represented in an Underlying Fund's portfolio, or the overall securities markets. A variety of factors can increase the volatility of an Underlying Fund's holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, outbreaks of infectious illnesses or other widespread public health issues, or adverse investor sentiment generally. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in an issuer’s value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Fixed Income Securities Risk – Investments in fixed income securities are subject to interest rate risk (the chance that bond prices will decline because of rising interest rates), income risk (the chance that the Underlying Fund's income will decline because of falling interest rates), credit risk (the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that market perception of the issuer will cause the price of a bond to decline), and call/prepayment risk (the chance that bond issuers will redeem bonds prior to their maturity dates).

Interest Rate Risk - The market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the market value of fixed income securities generally declines and when interest rates decline, market values of such securities generally rise. The longer a security’s maturity, that is, the time remaining until the final payment on the security is due, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield. In general, the longer the maturity or duration of a security, the greater its sensitivity to changes in interest rates. Recent and potential future changes in monetary policy may affect the level of interest rates.

Credit Risk - An issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Index Risk – The value of an Index Fund will generally decline when the performance of its benchmark index declines. A benchmark index may perform unfavorably and/or underperform the market as a whole. An Index Fund is not actively managed and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause an Index Fund’s return to be lower than if an Index Fund employed an active strategy. In addition, an Index Fund may not be able to precisely track the performance of its benchmark index.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Developing and Emerging Markets Risk – The risk that markets of developing and emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in the countries or regions in which an Underlying Fund invests will have a significant impact on the performance of the Underlying Fund.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause an Underlying Fund to lose money on investments denominated in foreign currencies.

Liquidity Risk - Underlying Funds may invest in securities that cannot be sold, or cannot be sold quickly, at an acceptable price. When there is little or no active trading market for a specific type of security, it can become more difficult to sell the security at or near its perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically. Extraordinary and sudden changes in interest rates could disrupt the market for fixed-income securities and result in fluctuations in the Underlying Fund’s net asset value. Increased redemptions due to a rise in interest rates may require the Underlying Fund to liquidate its holdings at an unfavorable time and/or under adverse or disadvantageous conditions which may negatively affect the Underlying Fund. Investments in many, but not all, foreign securities tend to have greater exposure to liquidity risk than domestic securities.

Derivatives Risk - Underlying Funds may invest in derivative instruments, including but not limited to, futures contracts, forward contracts, options and swaps. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing. An Underlying Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Underlying Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets. There can be no assurance that an Underlying Fund’s use of derivative contracts will work as intended.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

		An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund or Underlying Funds is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as non-diversified under the 1940 Act, which means a relatively high percentage of its assets may be invested in securities of a limited number of Underlying Funds. As a result, the net asset value of the Fund’s securities may be more susceptible to any single economic, political or regulatory event than that experienced by a similarly structured diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund’s Investor Class, Service Class, and Class L average annual total return to the performance of a broad-based securities market index, a secondary index, and a Composite Index which has investment characteristics similar to those of the Fund. The Fund compares its returns to the 2035 Composite Index. The 2035 Composite Index is derived by applying the Fund’s target (neutral) asset allocation among the asset classes over time to the results of the following indexes: the S&P 500® Index (large blend); the S&P MidCap 400® Index (mid blend); the S&P SmallCap 600® Index (small blend); the MSCI EAFE Index (international large blend); the MSCI Emerging Markets Index (diversified emerging markets); the Bloomberg Barclays U.S. Aggregate Bond Index (intermediate term bond); and the Bloomberg Barclays 1-3 Yr Credit Bond Index (short term income/cash). See Appendix A for more information regarding the 2035 Composite Index. No Institutional Class share performance data is provided because Institutional Class shares have not commenced operations. Institutional Class share performance will appear in a future version of this Prospectus after Institutional Class shares have annual returns for one complete calendar year. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees, expenses or withdrawal charges of the Guarantee Benefit Fee, or the fees and expenses of any Permitted Account. If the Guarantee Benefit Fee or fees and expenses of any Permitted Account were reflected, the performance shown would be lower.

		Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund’s Investor Class, Service Class, and Class L average annual total return to the performance of a broad-based securities market index, a secondary index, and a Composite Index which has investment characteristics similar to those of the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No Institutional Class share performance data is provided because Institutional Class shares have not commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees, expenses or withdrawal charges of the Guarantee Benefit Fee, or the fees and expenses of any Permitted Account. If the Guarantee Benefit Fee or fees and expenses of any Permitted Account were reflected, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	September 2010	11.28%
Worst Quarter	September 2011	-15.27%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Great-West SecureFoundation Lifetime 2035 Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Total Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%	[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[3],[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.27%
1 Year	rr_ExpenseExampleYear01	$ 28
3 Years	rr_ExpenseExampleYear03	93
5 Years	rr_ExpenseExampleYear05	166
10 Years	rr_ExpenseExampleYear10	378
1 Year	rr_ExpenseExampleNoRedemptionYear01	28
3 Years	rr_ExpenseExampleNoRedemptionYear03	93
5 Years	rr_ExpenseExampleNoRedemptionYear05	166
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 378
Great-West SecureFoundation Lifetime 2035 Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[3],[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.62%
1 Year	rr_ExpenseExampleYear01	$ 63
3 Years	rr_ExpenseExampleYear03	205
5 Years	rr_ExpenseExampleYear05	359
10 Years	rr_ExpenseExampleYear10	808
1 Year	rr_ExpenseExampleNoRedemptionYear01	63
3 Years	rr_ExpenseExampleNoRedemptionYear03	205
5 Years	rr_ExpenseExampleNoRedemptionYear05	359
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 808
2010	rr_AnnualReturn2010	11.36%
2011	rr_AnnualReturn2011	(3.10%)
2012	rr_AnnualReturn2012	14.61%
2013	rr_AnnualReturn2013	22.30%
2014	rr_AnnualReturn2014	5.36%
2015	rr_AnnualReturn2015	(1.43%)
2016	rr_AnnualReturn2016	9.29%
2017	rr_AnnualReturn2017	16.80%
2018	rr_AnnualReturn2018	(6.82%)
2019	rr_AnnualReturn2019	19.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.27%)
One Year	rr_AverageAnnualReturnYear01	19.67%
Five Years	rr_AverageAnnualReturnYear05	7.01%
Ten Years	rr_AverageAnnualReturnYear10	8.38%
Great-West SecureFoundation Lifetime 2035 Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%	[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[3],[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	237
5 Years	rr_ExpenseExampleYear05	414
10 Years	rr_ExpenseExampleYear10	928
1 Year	rr_ExpenseExampleNoRedemptionYear01	74
3 Years	rr_ExpenseExampleNoRedemptionYear03	237
5 Years	rr_ExpenseExampleNoRedemptionYear05	414
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 928
One Year	rr_AverageAnnualReturnYear01	19.53%
Five Years	rr_AverageAnnualReturnYear05	6.90%
Ten Years	rr_AverageAnnualReturnYear10	8.29%
Great-West SecureFoundation Lifetime 2035 Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.12%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[2]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[3],[4],[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	496
10 Years	rr_ExpenseExampleYear10	1,105
1 Year	rr_ExpenseExampleNoRedemptionYear01	89
3 Years	rr_ExpenseExampleNoRedemptionYear03	284
5 Years	rr_ExpenseExampleNoRedemptionYear05	496
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,105
One Year	rr_AverageAnnualReturnYear01	19.59%
Five Years	rr_AverageAnnualReturnYear05	6.90%
Since Inception	rr_AverageAnnualReturnSinceInception	7.78%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2011
Great-West SecureFoundation Lifetime 2035 Fund | Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) | Service Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.02%
Five Years	rr_AverageAnnualReturnYear05	11.38%
Ten Years	rr_AverageAnnualReturnYear10	13.44%
Great-West SecureFoundation Lifetime 2035 Fund | Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.02%
Five Years	rr_AverageAnnualReturnYear05	11.38%
Ten Years	rr_AverageAnnualReturnYear10	12.99%
Great-West SecureFoundation Lifetime 2035 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Service Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.72%
Five Years	rr_AverageAnnualReturnYear05	3.05%
Ten Years	rr_AverageAnnualReturnYear10	3.75%
Great-West SecureFoundation Lifetime 2035 Fund | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.72%
Five Years	rr_AverageAnnualReturnYear05	3.05%
Ten Years	rr_AverageAnnualReturnYear10	3.44%
Great-West SecureFoundation Lifetime 2035 Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Service Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.87%
Five Years	rr_AverageAnnualReturnYear05	7.68%
Ten Years	rr_AverageAnnualReturnYear10	9.22%
Great-West SecureFoundation Lifetime 2035 Fund | Composite Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	20.87%
Five Years	rr_AverageAnnualReturnYear05	7.68%
Ten Years	rr_AverageAnnualReturnYear10	8.68%

[1]	The Acquired Fund (Underlying Fund) Fees and Expenses are estimated for Institutional Class shares because the class has not yet commenced operations.
[2]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund (Underlying Fund) Fees and Expenses.
[3]	GWCM has contractually agreed to reduce its management fee by 0.35% of the amount the Fund allocates to a GWL&A Contract. The agreement's current term ends on April 30, 2021. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.
[4]	GWCM has contractually agreed to reduce its management fee by an amount equal to the difference between the Shareholder Services Fees and any compensation received from Unaffiliated Fund(s) by GWCM, or an affiliated person of GWCM, in connection with the Fund's investment in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2021. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.
[5]	GWCM has contractually agreed to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from registered open-end management investment companies that are not part of the same “group of investment companies” (within the meaning of Section 12(d)(1)(G)(ii) of the Investment Company Act of 1940) as the Fund (“Unaffiliated Fund(s)”) by GWCM, or an affiliated person of GWCM, in connection with investment by the Fund in the Unaffiliated Fund. The agreement’s current term ends on April 30, 2021. The agreement automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement.
[6]	Since inception on January 31, 2011